INCOME TAX (Details Narrative)	3 Months Ended		5 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Jan. 01, 2018
Income Tax Disclosure [Abstract]
Loss before income taxes	$ 496,209	$ 500,413	$ 39,562	$ 1,410,286	$ 885,064	$ 1,372,991
Effective tax rate
Operating Loss Carryforwards						$ 81,620
Percentage of operating loss carryforward subject to annual limitation							80
Unrecognized tax benefits			$ 0			$ 0